INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

The provision for income taxes consists of:

	2019	2018	2017
	(Dollars in Thousands)
Currently payable:
Federal	$680	$877	$801
State	261	186	105

	941	1,063	906
Deferred	(9)	(68)	(58)
Change in corporate tax rate	—	133	—

Total	$932	$1,128	$848

Schedule of Income Tax Amounts Recorded to Stockholders' Equity

In addition to income taxes applicable to income before taxes in the Consolidated Statement of Income, the following income tax amounts were recorded to stockholders’ equity during the years ended June 30:

	2019	2018	2017
	(Dollars in Thousands)
Net unrealized (gain) loss on securities available for sale	$(26)	$4	$17
Net non-credit gain on securities with OTTI	(3)	(8)	(44)

Net loss recorded to stockholders’ equity	$(29)	$(4)	$(27)

Schedule of Deferred Tax Assets and Liabilities

The following temporary differences gave rise to the net deferred tax assets at June 30:

	2019	2018
	(Dollars in Thousands)
Deferred tax assets:
Allowance for loan losses	$118	$101
Deferred compensation	77	62
Retirement Plan	143	117
Reserve for off-balance sheet commitments	7	8
OTTI other impairment	18	47
OTTI credit impairment	37	36
Net unrealized loss on securities available for sale	—	3
Other	115	110

Total gross deferred tax assets	515	484

Deferred tax liabilities:
Net unrealized gain on securities available for sale	22	—
Deferred origination fees, net	125	124
Depreciation reserve	—	1
Total gross deferred tax liabilities	147	125

Net deferred tax assets	$368	$359

Schedule of Reconciliation of Income Taxes

The following is a reconciliation between the actual provision for income taxes and the amount of income taxes which would have been provided at federal statutory rates for the years ended June 30:

	2019		2018		2017
		% of		% of		% of
		Pretax		Pretax		Pretax
	Amount	Income	Amount	Income	Amount	Income

	(Dollars in Thousands)
Provision at statutory rate	$782	21.0%	$894	27.5%	$845	34.0%
Impact of change in Federal corporate tax rate	—	—	133	4.1	—	—
State income tax, net of federal tax benefit	206	5.5	146	4.5	69	2.8
Tax exempt income	(6)	(0.2)	(7)	(0.2)	(5)	(0.2)
Bank Owned Life Insurance	(26)	(0.7)	(34)	(1.0)	(45)	(1.8)
Other, net	(24)	(0.6)	(4)	(0.1)	(16)	(0.7)

Actual tax expense and effective rate	$932	25.0%	$1,128	34.8%	$848	34.1%